Trade and other payables	6 Months Ended
Jun. 30, 2024
Trade and other payables.
Trade and other payables

17.Trade and other payables

	June 30,	December 31,
	2024	2023
	$’000	$’000

Current
Trade payables	208,454	330,622
Deferred revenue	46,129	41,462
Withholding tax payable	1,469	3,555
Payroll and other related statutory liabilities	26,062	46,282
VAT payables	29,951	37,829
Other payables	74,299	72,877
	386,364	532,627
Non‑current
Other payables	5,351	4,629
	5,351	4,629